Note 5 - Note Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
Year Ending December 31, 2014	$1,618,091
1,618,091
Less: Amount representing interest	(146,292)
Present value of obligations	1,471,799
Less: Unamortized debt discount	-
1,471,799
Less: Notes payable, current portion	1,471,799
Notes payable, noncurrent portion	$-

Year ending December 31, 2014	$1,597,196

Less: Amount representing interest	(125,398)
Present value of obligations	1,471,798
Less: Unamortized debt discount	(8,554)
1,463,244
Less: Notes payable, current portion	1,463,244
Notes payable, noncurrent portion	$-